Revenues from Contracts with Customers - Schedule of Deferred Revenue Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Change In Contract With Customer, Liability [Roll Forward]
Deferred revenues, beginning of period	$ 111	$ 73
Cash received but not yet recognized	95	61
Revenue recognized from prior period deferral	(111)	(71)
Deferred revenues, end of period	$ 95	$ 63